Condensed financial information of the Company - Condensed balance sheets (Details)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	¥ 14,716,652	$ 17,453,360	¥ 11,931,714	$ 11,931,714	$ 10,362,283	$ 4,896,067
Prepayments and other current assets		1,784,537		1,963,102	902,811	1,973
TOTAL ASSETS		59,205,893		45,689,501	43,537,673	30,054,212
Accrued expenses		1,051,929		227,525	151,545	85,219
TOTAL LIABILITIES		13,640,721		17,807,453	24,518,641	18,975,046
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 12,000,000 and 9,000,000 shares issued and outstanding as of March 31, 2021 and 2020, respectively		2,400		1,800	1,800	1,800
Additional paid-in capital		13,415,987		1,619,774	1,619,774	1,619,774
Statutory reserve		745,590		745,590	745,590	745,590
Accumulated Profits		30,419,177		26,921,172	16,945,947	8,270,889
Accumulated other comprehensive income (loss)		982,018		(1,406,288)	(294,079)	441,113
TOTAL SHAREHOLDERS' EQUITY		45,565,172		27,882,048	19,019,032	11,079,166	$ 4,346,563
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents		2,736,708
Deferred expenses		50,562
Prepayments and other current assets		5,789,634		1,752	1,843	1,973
Investment in subsidiaries and VIE		38,701,420		27,880,296	19,017,189	11,077,193
TOTAL ASSETS		47,278,324		27,882,048
Amounts due to related parties		252,602
Amounts due to subsidiaries and VIE		897,835
Accrued expenses		562,715
TOTAL LIABILITIES		1,713,152		27,882,048
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 12,000,000 and 9,000,000 shares issued and outstanding as of March 31, 2021 and 2020, respectively		2,400		1,800	1,800	1,800
Additional paid-in capital		13,415,987		1,619,774	1,619,774	1,619,774
Statutory reserve		745,590		745,590	745,590	745,590
Accumulated Profits		30,419,177		26,921,172	16,945,947	8,270,889
Accumulated other comprehensive income (loss)		982,018		(1,406,288)	(294,079)	441,113
TOTAL SHAREHOLDERS' EQUITY		$ 45,565,172		$ 27,882,048	$ 19,019,032	$ 11,079,166